SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Assumptions

	2022	2021	2020

Expected stock price volatility	54.8% – 48.4%	45.6% – 52%	44.7% – 43.5%
Expected option life (in years)	1-5	3.5-5	3.5-5
Risk free interest rate	0.63% – 4.04%	0.1% – 0.64%	0.12% – 0.25%
Dividend yield	0%	0%	0%

Schedule of Stock Option Activity

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2022		2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	720,000	$6.8	621,460	$7.26	571,460	$7.53
Granted	170,000	6.56	220,000	6.45	50,000	4.58
Forfeited	(178,150)	5.63	(121,460)	8.9	-	-
Exercised	(36,850)	5.25	-	-	-	-

Outstanding at the end of the year	675,000	7.17	720,000	6.8	621,460	7.26

Exercisable at the end of the year	412,813	$7.54	379,375	$7.44	381,629	$7.91